EQUITY (Details Narrative) - USD ($)		1 Months Ended						3 Months Ended		12 Months Ended
	Mar. 03, 2017	May 31, 2018	Mar. 31, 2018	Mar. 27, 2018	Dec. 19, 2017	Apr. 19, 2017	Mar. 31, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Oct. 19, 2016
Preferred stock, authorised			10,000,000					10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)			$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorised			490,000,000					490,000,000	490,000,000	490,000,000	490,000,000
Common stock, par value (in dollars per share)			$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, issued			0					0	0	0	0
Preferred stock, outstanding			0					0	0	0	0
Common stock, issued			70,278,622					70,278,622	70,278,622	70,278,622	61,628,622
Common stock, outstanding			69,758,622					69,758,622	70,278,622	70,278,622	61,628,622
Refundable deposit			$ 3,000,000					$ 3,000,000	$ 3,000,000	$ 3,000,000
AHS founders' contribution											141,000
Stock-based professional fees											21,500
Stock-based professional fees in connection with issuance of shares											31,050
Common shares sold for cash					7,270,000				5,150,000
Purchase price per share					$ 0.50				$ 1.00	$ 1.00
Proceeds from sale of common stock					$ 3,635,000				$ 5,099,375
Agent service fee									$ 50,625
Options Exercisable									681,111	681,111
Intrinsic value of stock options outstanding									$ 4,405,600	$ 4,405,600
Intrinsic value of stock options exercisable									1,297,822	1,297,822
Intangible assets acquired										2,991,047
Term						1 year
Refundable deposit								3,000,000
Accrued and unpaid interest			375,096					$ 375,096
Legal Service Agreements [Member]
Common stock, issued												1,056,122
Consulting Service Agreements [Member]
Common stock, issued												1,552,500
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants										60,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price										$ 1.49
Chief Financial OfficerMember
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants										2,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price										$ 0.5
Non Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants										180,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price										$ 1.00
Amortization of stock-based compensation expense								29 days		3 months 29 days
Intrinsic value of stock options outstanding			253,800					$ 253,800
Intrinsic value of stock options exercisable			126,900					126,900
Aggregate value of nonvested options			67,398					$ 67,398
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants								120,000		2,110,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 2.5		$ 0.54
Amortization of stock-based compensation expense								1 year 9 months 29 days		2 years 1 month 6 days
Intrinsic value of stock options outstanding			3,945,700					$ 3,945,700
Intrinsic value of stock options exercisable			1,568,956					1,568,956
Aggregate value of nonvested options			1,849,616					1,849,616
DOING Biomedical Technology Co., Ltd
Related party repayment obligation		$ 200,000	200,000
Accrued and unpaid interest			$ 1,000,000					1,000,000
Escrow agent
Share repurchase cost				$ 2,500
Third party
Common stock repurchased, Shares				520,000
Common stock repurchased, Value				$ 522,500
Subscription Agreement | Accredited investor
Common stock issued, Shares	3,000,000						3,000,000
Common stock issued, Value	$ 3,000,000						$ 3,000,000
Subscription Agreement | Accredited investor | Avalon (Shanghai) Healthcare Technology Co., Ltd.
Term							3 years
Annual interest							20.00%
Principal amount								$ 3,000,000
Share price							$ 1.20